Real estate properties held for lease, net (Minimum Future Rental Income) (Details) (USD $)	Dec. 31, 2014
Real estate properties held for lease, net [Abstract]
2015	$ 9,308,920
2016	9,319,353
2017	9,331,302
2018	9,248,185
2019 and thereafter	104,134,048
Total	$ 141,341,808